Earnings per Unit ("EPU") (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Earnings per unit
Profit for the period		$ 23,841	$ 29,200	[1]	$ 58,576	$ 61,986	[1]
Profit attributable to Gaslog's operations		(940)	(9,842)		(3,673)	(21,606)
Partnership's profit		22,901	19,358		54,903	40,380
Paid and accrued preference unit distributions		(5,457)	(1,549)		(10,495)	(1,549)
Partnership's profit attributable to unitholders		17,444	17,809		44,408	38,831
Incentive distribution rights
Earnings per unit
Partnership's profit attributable to unitholders			103		2,368	896
Common units
Earnings per unit
Partnership's profit attributable to unitholders		$ 17,095	$ 17,349		$ 41,152	$ 32,073
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		42,363,252	38,324,669		41,686,447	32,814,957
Earnings per unit (basic)
Earnings per unit (basic)		$ 0.40	$ 0.45		$ 0.99	$ 0.98
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		42,422,462	38,376,044		41,792,558	32,863,163
Earnings per unit (diluted)
Earnings per unit (diluted)		$ 0.40	$ 0.45		$ 0.98	$ 0.98
Subordinated units
Earnings per unit
Partnership's profit attributable to unitholders	[2]					$ 5,085
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)	[2]					9,822,358
Earnings per unit (basic)
Earnings per unit (basic)						$ 0.52
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)	[2]					9,822,358
Earnings per unit (diluted)
Earnings per unit (diluted)						$ 0.52
General partner units
Earnings per unit
Partnership's profit attributable to unitholders		$ 349	$ 357		$ 888	$ 777
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic)		864,381	781,005		850,656	768,799
Earnings per unit (basic)
Earnings per unit (basic)		$ 0.40	$ 0.46		$ 1.04	$ 1.01
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted)		864,381	781,005		850,656	768,799
Earnings per unit (diluted)
Earnings per unit (diluted)		$ 0.40	$ 0.46		$ 1.04	$ 1.01

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).
[2]	On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of June 30, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended June 30, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.